Operations and reorganization - Narrative Information (Details) $ in Millions			1 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Apr. 17, 2014 shares	Apr. 30, 2014 USD ($) shares	Dec. 31, 2017 Vote	Jun. 29, 2015 Partnership
Class A ordinary shares
Operations and reorganization
Shares issued from conversion of preferred shares (in shares)			30,046,154
Number of votes each share is entitled to | Vote				1
Number of Class A shares converted from Class B shares				1
Class A ordinary shares | Alibaba
Operations and reorganization
Number of ordinary shares acquired by investor (in shares)		29,990,778
Class B ordinary shares
Operations and reorganization
Number of votes each share is entitled to | Vote				3
IPO | Class A ordinary shares
Operations and reorganization
Issuance of shares (in shares)			19,320,000
Proceeds from IPO | $			$ 306.5
Weimeng
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs				100.00%
Weibo Interactive
Operations and reorganization
Percentage of Direct/Indirect Economic Interest in VIEs				100.00%
Weibo HK
Operations and reorganization
Percentage of Direct/Indirect Economic Interest				100.00%
Weibo Technology
Operations and reorganization
Percentage of Direct/Indirect Economic Interest				100.00%
SINA
Operations and reorganization
Number of limited liability partnerships | Partnership					2
SINA | Weibo Funds, one
Operations and reorganization
Equity interest percentage owned by parent					55.00%
SINA | Weibo Funds, two
Operations and reorganization
Equity interest percentage owned by parent					85.00%
SINA | Transfer of Equity Interest in Weibo Interactive
Operations and reorganization
Consideration for transfer of equity interest to group | $	$ 22.0